UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000
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Check here if Amendment [ X ]; Amendment Number:     1
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This Amendment (Check only one.):   [ ]   is a restatement.
                                    [ ]   adds new holdings
                                          entries.
Institutional Investment Manager Filing this Report:

Name:             Gagnon Securities LLC
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Address:          1370 Avenue of the Americas
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                  New York, NY 10019
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Form 13F File Number:      28-
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

THE ORIGINAL 13F FILED ON FEBRUARY 14, 2001 WAS FILED UNDER INCORRECT CIK AND CCC NUMBERS AND THEREFORE ATTRIBUTED TO NEIL GAGNON INSTEAD OF GAGNON SECURITIES LLC. THE ORIGINAL FILING IS HEREBY WITHDRAWN AND IS TO BE DISREGARDED.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Neil Gagnon
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Title:   Manager
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Phone:   (212) 554-5000
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Signature, Place, and Date of Signing:

/s/ Neil Gagnon                       New York, NY                02/14/01
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[Signature]                           [City, State]               [Date]

Report Type (Check only one.) :

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s) .)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)